Item 1. Report to Shareholders.

T. Rowe Price Reserve Investment Fund
Certified Semiannual Report (Unaudited)
November 30, 2004

MDFP_Exp_Text-Fund:

Fund Expense Example
As a mutual fund shareholder, you may incur two types of costs: (1) transaction costs such as redemption fees or sales loads and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the most recent six-month period and held for the entire period.

Actual Expenses
The first line of the following table ("Actual") provides information about actual account values and actual expenses. You may use the information in this line, together with your account balance, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information on the second line of the table ("Hypothetical") is based on hypothetical account values and expenses derived from the fund's actual expense ratio and an assumed 5% per year rate of return before expenses (not the fund's actual return). You may compare the ongoing costs of investing in the fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Note: T. Rowe Price charges an annual small-account maintenance fee of $10, generally for accounts with less than $2,000 ($500 for UGMA/UTMA). The fee is waived for any investor whose T. Rowe Price mutual fund accounts total $25,000 or more, accounts employing automatic investing, and IRAs and other retirement plan accounts that utilize a prototype plan sponsored by T. Rowe Price (although a separate custodial or administrative fee may apply to such accounts). This fee is not included in the accompanying tables. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs, such as redemption fees or sales loads. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. To the extent a fund charges transaction costs, however, the total cost of owning that fund is higher.

TRP Reserve Fund Certified          Periods Ended:                   11/30/2004
--------------------------------------------------------------------------------

Placement within the Certified

TRP Reserve Fund
--------------------------------------------------------------------------------

                      Beginning Account    Ending Account   Expenses Paid During
                                  Value             Value                Period*
                             06/01/2004        11/30/2004   06/01/04 to 11/30/04
--------------------------------------------------------------------------------

Actual                        $1,000.00         $1,007.70                  $0.00

Hypothetical
(Assumes 5% return
before expenses)              $1,000.00         $1,025.07                  $0.00

* Expenses are equal to the fund's annualized expense ratio for the six-month period (0.00%), multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (183) divided by the days in the year (365) to reflect the half-year period.

T. Rowe Price Government Reserve Investment Fund
Certified Semiannual Report (Unaudited)
November 30, 2004

MDFP_Exp_Text-Fund:

Fund Expense Example
As a mutual fund shareholder, you may incur two types of costs: (1) transaction costs such as redemption fees or sales loads and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the most recent six-month period and held for the entire period.

Actual Expenses
The first line of the following table ("Actual") provides information about actual account values and actual expenses. You may use the information in this line, together with your account balance, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information on the second line of the table ("Hypothetical") is based on hypothetical account values and expenses derived from the fund's actual expense ratio and an assumed 5% per year rate of return before expenses (not the fund's actual return). You may compare the ongoing costs of investing in the fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Note: T. Rowe Price charges an annual small-account maintenance fee of $10, generally for accounts with less than $2,000 ($500 for UGMA/UTMA). The fee is waived for any investor whose T. Rowe Price mutual fund accounts total $25,000 or more, accounts employing automatic investing, and IRAs and other retirement plan accounts that utilize a prototype plan sponsored by T. Rowe Price (although a separate custodial or administrative fee may apply to such accounts). This fee is not included in the accompanying tables. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs, such as redemption fees or sales loads. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. To the extent a fund charges transaction costs, however, the total cost of owning that fund is higher.

TRP Government Reserve Fund
Certified                                      Periods Ended:        11/30/2004
--------------------------------------------------------------------------------

Placement within the Certified

TRP Government Reserve Fund
--------------------------------------------------------------------------------

                      Beginning Account    Ending Account   Expenses Paid During
                                  Value             Value                Period*
                             06/01/2004        11/30/2004   06/01/04 to 11/30/04
--------------------------------------------------------------------------------

Actual                        $1,000.00         $1,007.20                  $0.05

Hypothetical
(Assumes 5% return
before expenses)              $1,000.00         $1,025.02                  $0.05

* Expenses are equal to the fund's annualized expense ratio for the six-month period (0.01%), multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (183) divided by the days in the year (365) to reflect the half-year period.

T. Rowe Price Reserve Investment Fund
--------------------------------------------------------------------------------

Financial Highlights
--------------------------------------------------------------------------------
Unaudited
                                  For a share outstanding throughout each period
               6 Months      Year
                  Ended     Ended
               11/30/04   5/31/04    5/31/03    5/31/02    5/31/01    5/31/00
NET ASSET
VALUE

Beginning
of period      $  1.000   $  1.000   $  1.000   $  1.000   $  1.000   $  1.000

Investment
activities
  Net
  investment
  income (loss)   0.008      0.011      0.016      0.030      0.063      0.057

Distributions
  Net investment
  income         (0.008)    (0.011)    (0.016)    (0.030)    (0.063)    (0.057)

NET ASSET
VALUE

End of period  $  1.000   $  1.000   $  1.000   $  1.000   $  1.000   $  1.000
               ---------------------------------------------------------------

Ratios/Supplemental Data
--------------------------------------------------------------------------------

Total return^      0.77%      1.12%      1.64%      3.03%      6.44%      5.84%

Ratio of total
expenses to
average net
assets             0.00%+     0.00%      0.01%      0.02%      0.02%      0.01%

Ratio of net
investment
income (loss)
to average
net assets         1.54%+     1.11%      1.63%      2.93%      6.27%      5.71%

Net assets,
end of period
(in millions)  $  6,117   $  5,095   $  3,728   $  4,115   $  3,555   $  3,009

^ Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions.

+    Annualized


The accompanying notes are an integral part of these financial statements.

T. Rowe Price Government Reserve Investment Fund
--------------------------------------------------------------------------------

Financial Highlights
--------------------------------------------------------------------------------
Unaudited
                                  For a share outstanding throughout each period
               6 Months      Year
                  Ended     Ended
               11/30/04   5/31/04    5/31/03    5/31/02    5/31/01    5/31/00
NET ASSET
VALUE

Beginning
of period      $  1.000   $  1.000   $  1.000   $  1.000   $  1.000   $  1.000

Investment
activities
  Net
  investment
  income (loss)   0.007      0.010      0.014      0.025      0.059      0.053

Distributions
  Net investment
  income         (0.007)    (0.010)    (0.014)    (0.025)    (0.059)    (0.053)

NET ASSET
VALUE

End of period  $  1.000   $  1.000   $  1.000   $  1.000   $  1.000   $  1.000
               ---------------------------------------------------------------

Ratios/Supplemental Data
--------------------------------------------------------------------------------

Total return^      0.72%      1.00%      1.46%      2.50%      6.02%      5.42%

Ratio of total
expenses to
average net
assets             0.01%+     0.01%      0.01%      0.01%      0.02%      0.01%

Ratio of net
investment
income (loss)
to average
net assets         1.47%+     1.00%      1.44%      2.53%      5.89%      5.34%

Net assets,
end of period
(in millions)  $  1,169   $    744   $  1,077   $    858   $  1,118   $    673

^ Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions.

+    Annualized


The accompanying notes are an integral part of these financial statements.

T. Rowe Price Reserve Investment Fund
--------------------------------------------------------------------------------
Unaudited                                                           11/30/2004


PORTFOLIO OF INVESTMENTS (1)                         $ Par                Value
--------------------------------------------------------------------------------
(Amounts in 000s)

BANK NOTES   2.3%

U.S. Bank, 2.09%, 4/26/05                           20,000               20,005

World Savings Bank, 1.82%, 12/1/04                 122,000              122,000

Total Bank Notes (Cost  $142,005)                                       142,005

CERTIFICATES OF DEPOSIT - DOMESTIC *   4.3%

Branch Banking & Trust, 2.05%, 12/17/04             50,000               50,000

DEPFA Bank, 2.28%, 2/1/05                           50,000               50,000

First Tennessee Bank, 2.03%, 12/9/04                23,000               23,000

National City Bank of Indiana, 1.855%,
12/6/04                                              40,000               40,000

Wells Fargo Bank, 2.05%, 12/20/04                   77,500               77,500

Wilmington Trust, 2.07%, 1/4/05                     20,000               20,000

Total Certificates of Deposit -
Domestic * (Cost  $260,500)                                             260,500

CERTIFICATES OF DEPOSIT - EURODOLLAR ^   7.5%

Allied Irish Banks, 2.00%, 1/14/05                  50,000               50,000

Barclays Bank, 1.11%, 12/13/04                      56,000               56,000

BNP Paribas, 1.12%, 12/29/04                        76,000               76,000

Deutsche Bank, 1.77%, 12/14/04                      50,000               50,000

HBOS Treasury Services, 2.04%, 12/13/04             44,000               44,000

HSBC Bank USA, 2.065%, 1/28/05                      12,000               12,000

Lloyds Bank, 2.16%, 1/12/05                         80,000               80,000

Royal Bank of Scotland, 1.11%, 12/30/04             10,000                9,992

Societe Generale
  1.13%, 12/30/04                                   30,000               30,000

  1.77%, 12/27/04                                   50,000               50,000

Total Certificates of Deposit -
Eurodollar ^ (Cost  $457,992)                                           457,992

CERTIFICATES OF DEPOSIT - YANKEE ++   13.6%

Banco Bilbao Vizcaya, 2.005%, 12/8/04               40,000               40,000

Bank of Montreal (Chicago), 2.16%, 1/18/05          60,000               60,000

Bank of Nova Scotia, 2.03%, 12/8/04                 50,000               50,000

Barclays Bank, 2.35%, 2/28/05                       75,000               75,000

BNP Paribas, 2.165%, 1/12/05                        29,000               29,000

Canadian Imperial Bank of Commerce, 2.03%,
12/13/04                                            50,000               50,000

Credit Suisse First Boston, 2.01%, 12/8/04          40,000               40,000

Fortis Bank, 2.00%, 12/6/04                         55,000               55,000

Natexis Banques Populaires, 2.00%, 12/8/04          30,000               30,000

Rabobank Nederland, 1.325%, 12/31/04                84,200               84,144

Royal Bank of Canada, 1.463%, 12/27/04              39,000               38,981

Royal Bank of Scotland, 2.05%, 1/26/05              74,700               74,700

Svenska Handelsbanken, 2.05%, 12/14/04              30,000               30,000

Toronto-Dominion Bank, 1.33%, 12/20/04              65,000               64,973

UBS, 1.86%, 12/8/04                                 38,000               38,000

Westpac Banking, 2.17%, 1/12/05                     72,000               72,000

Total Certificates of Deposit -
Yankee ++ (Cost  $831,798)                                              831,798

COMMERCIAL PAPER   20.5%

ANZ ( Delaware), 2.05%, 12/17/04                    36,000               35,967

Bank of New York, 2.25%, 2/1/05                     75,000               74,709

Citigroup Global Markets Holdings, 2.05%,
12/1/04                                              9,412                9,412

Danske, 2.03%, 12/13/04                             50,000               49,966

Dexia Delaware, 2.03%, 12/15/04                     50,000               49,961

FCAR Owner Trust
  1.75%, 12/15/04                                   50,000               49,966

  2.01%, 1/18/05                                    64,000               63,828

  2.03%, 1/18/05                                     2,000                1,995

  2.20%, 1/6/05                                     15,000               14,967

International Lease Finance, 1.92%, 12/6/04         48,000               47,987

Links Finance
  144A, 2.07%, 12/17/04                             15,000               14,986

  144A, 2.35%, 3/1/05                               50,000               49,707

Morgan Stanley Dean Witter, 2.05%, 12/16/04         22,000               21,981

National Australia Funding (Delaware), 2.04%,
12/16/04                                            74,550               74,487

National Rural Utilities Cooperative Finance,
2.06%, 12/16/04                                     18,000               17,985

New Center Asset Trust
  1.97%, 12/6/04                                    40,000               39,989

  2.00%, 12/7/04                                    25,000               24,992

  2.05%, 12/16/04                                   10,800               10,791

  2.18%, 1/10/05                                    30,000               29,927

  2.27%, 2/14/05                                    50,000               49,763

New York State Power Auth.
  2.05%, 12/2/04                                    44,935               44,933

  2.16%, 1/11/05                                    10,000                9,975

Nordea North America, 2.03%, 12/9/04                45,000               44,980

Oesterreichische Kontrollbank, 2.15%,
1/14/05                                             30,000               29,921

Prudential Funding, 2.05%, 12/15/04                 60,000               59,952

Shell Finance
  2.02%, 12/10/04                                   31,333               31,317

  2.20%, 1/25/05                                    70,000               69,765

Siemens Capital
  2.01%, 12/1/04                                    27,133               27,133

  2.02%, 12/7/04                                    15,043               15,038

Societe Generale, 1.78%, 12/29/04                   25,000               24,965

Toyota Motor Credit, 2.05%, 12/17/04               100,000               99,909

UBS Finance (Delaware), 2.07%, 12/1/04              65,000               65,000

Total Commercial Paper (Cost  $1,256,254)                             1,256,254

COMMERCIAL PAPER - 4(2)   42.9%

Alpine Securitization
  2.00%, 12/6/04                                    25,000               24,993

  2.05%, 12/14 - 12/16/04                           80,000               79,937

Atlantic Asset Securitization
  1.85%, 12/2/04                                    10,000               10,000

  2.00%, 12/3/04                                     5,782                5,781

  2.03%, 12/9/04                                    11,000               10,995

  2.05%, 1/19/05                                    23,131               23,067

  2.10%, 12/20/04                                   26,000               25,971

Bank of Ireland, 2.06%, 12/17/04                    41,000               40,962

Cafco
  1.84%, 12/3/04                                    45,000               44,995

  2.05%, 1/5/05                                     48,000               47,904

  2.25%, 1/18/05                                    39,100               38,983

CDC Commercial Paper, 2.09%, 2/8/05                100,000               99,599

Citibank Credit Card Issuance Trust
  2.00%, 12/2/04                                    31,300               31,298

  2.01%, 1/5/05                                     42,000               41,918

  2.03%, 12/8/04                                    11,000               10,996

  2.06%, 1/24/05                                    20,000               19,938

CRC Funding
  2.00%, 1/14/05                                     4,578                4,567

  2.04%, 1/4/05                                     34,000               33,934

  2.11%, 12/23/04                                   54,000               53,930

  2.15%, 1/6/05                                     30,000               29,936

  2.18%, 1/12/05                                    33,000               32,916

Delaware Funding
  2.00%, 12/10/04                                  100,000               99,950

  2.03%, 12/16/04                                   45,000               44,962

  2.10%, 12/22/04                                    9,000                8,989

Diageo Capital
  2.02%, 12/6/04                                    50,000               49,986

  2.10%, 12/22/04                                   24,976               24,945

Discover Card Master Trust I, 2.01%,
12/9/04                                             27,000               26,988

Fairway Finance
  2.00%, 1/13/05                                    15,000               14,964

  2.05%, 12/14/04                                   12,000               11,991

Falcon Asset Securitization
  2.00%, 12/7/04                                    22,436               22,429

  2.01%, 12/10/04                                   50,000               49,975

  2.03%, 12/13/04                                   29,000               28,980

  2.04%, 12/10 - 12/15/04                           57,520               57,478

Ford Credit Floorplan Master Owner Trust
  1.75%, 12/1 - 12/2/04                             43,000               42,999

  2.20%, 1/18/05                                    50,000               49,853

Grampian Funding
  1.91%, 12/2/04                                    27,000               26,999

  2.01%, 12/6/04                                    40,000               39,989

  2.025%, 1/21/05                                   17,000               16,951

  2.06%, 1/31/05                                    46,000               45,839

  2.07%, 1/31/05                                    50,000               49,825

Irish Life & Permanent, 2.00%, 1/11/05              30,000               29,932

Jefferson Pilot, 2.03%, 12/8/04                     20,000               19,992

K2 (U.S.A)
  2.00%, 1/12/05                                     4,600                4,589

  2.33%, 2/25/05                                    24,200               24,066

KFW International Finance
  1.15%, 12/31/04                                   80,000               79,923

  2.01%, 12/14/04                                   74,930               74,876

Kitty Hawk Funding
  2.03%, 12/13/04                                   30,000               29,980

  2.06%, 12/17/04                                   15,038               15,024

  2.10%, 12/23/04                                   47,000               46,940

MassMutual Funding
  2.05%, 12/3 - 12/17/04                            14,360               14,351

  2.08%, 12/21/04                                   22,750               22,724

MBNA Master Credit Card Trust II
  1.90%, 12/1/04                                    25,000               25,000

  2.19%, 1/6/05                                     33,000               32,928

Old Line Funding, 2.05%, 12/15/04                   35,700               35,672

Park Avenue Receivables
  2.03%, 12/7/04                                    25,000               24,991

  2.10%, 12/22/04                                   20,632               20,607

  2.18%, 1/12/05                                     9,000                8,977

Preferred Receivables Funding
  2.00%, 12/6/04                                    15,000               14,996

  2.03%, 12/9/04                                    15,000               14,993

  2.08%, 12/17/04                                   48,000               47,956

Rio Tinto
  2.02%, 12/8 - 12/10/04                            52,835               52,811

  2.03%, 12/2 - 12/3/04                             28,144               28,141

Sigma Finance
  2.00%, 1/7/05                                     50,000               49,897

  2.31%, 2/22/05                                    50,000               49,734

  2.34%, 3/1/05                                     39,000               38,772

Southern Company, 2.03%, 12/6/04                    12,400               12,396

Tulip Funding, 2.13%, 12/23/04                      40,000               39,948

United Technologies, 2.02%, 12/13/04                31,630               31,609

Variable Funding Capital, 2.05%, 12/17/04           50,000               49,954

Wal-Mart Funding, 2.08%, 12/21/04                   46,000               45,947

Wal-Mart Stores, 2.02%, 12/7/04                     81,875               81,847

Yorktown Capital
  2.03%, 12/15/04                                   95,500               95,424

  2.10%, 12/20/04                                   30,000               29,967

Total Commercial Paper - 4(2) (Cost  $2,621,676)                      2,621,676

FUNDING AGREEMENTS   3.0%

Allstate Life Insurance, VR
  1.932%, 9/1/05 ++                                 10,000               10,000

  2.052%, 9/1/05 ++                                 15,000               15,000

GE Life & Annuity, VR, 1.97%, 1/12/05 ++            25,000               25,000

ING Annuity & Life
  2.137%, 12/10/04 ++                               40,000               40,000

  2.23%, 1/24/05 ++                                 20,000               20,000

  New York Life Insurance, VR, 2.09%,
  12/10/04 ++                                       35,000               35,000

  Transamerica Occidential Life, VR, 2.14%,
  1/3/06 ++                                         40,000               40,000

Total Funding Agreements (Cost  $185,000)                               185,000

MEDIUM-TERM NOTES   2.3%

GE Capital, VR
  2.17%, 1/9/06                                     15,000               15,000

  2.21%, 1/17/06                                     5,000                5,000

Goldman Sachs Group, VR, 144A, 2.06%, 1/3/06        60,000               60,000

HBOS, VR, 1.924%, 3/14/05                           21,890               21,893

Morgan Stanley Group, VR, 2.10%, 1/13/06            40,000               40,000

Total Medium-Term Notes (Cost  $141,893)                                141,893

MUNICIPAL SECURITIES   1.9%

Alaska Housing Fin., VRDN, (Currently
2.04%) (MBIA Insured)                               12,855               12,855

Colorado Housing Fin. Auth.
  Multi-Family, VRDN (Currently 2.06%)              16,170               16,170

  Single-Family, VRDN (Currently 2.06%)             20,165               20,165

Massachusetts HEFA, Harvard Univ.,VRDN
(Currently 2.07%)                                   29,000               29,000

New York Housing Fin. Agency, River
Terrace Assoc., VRDN (Currently 2.08%)              14,700               14,700

Texas, Veterans Housing, VRDN
(Currently 2.07%)                                   21,430               21,430

Total Municipal Securities (Cost  $114,320)                             114,320

U.S. GOVERNMENT AGENCY OBLIGATIONS +/- 2.8%

Federal Home Loan Bank, 1.55%, 5/4/05               40,000               40,000

Federal Home Loan Mortgage, 1.75%, 12/28/04         84,000               83,890

Federal National Mortgage Assn., 1.50%,
2/14/05                                             50,000               50,000

Total U.S. Government Agency
Obligations +/- (Cost  $173,890)                                        173,890

Total Investments in Securities

101.1% of Net Assets (Cost $6,185,328)                           $    6,185,328
                                                                 --------------

(1)  Denominated in U.S. dollars unless otherwise noted

*    Domestic certificates of deposit are issued by domestic branches of U.S.
     banks

+/- The issuer is a publicly-traded company that operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government.

^ Eurodollar certificates of deposit are issued by foreign branches of U.S. or foreign banks

++   Yankee certificates of deposit are issued by U.S. branches of foreign banks

144A Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers -- total value of such securities at period-end amounts to $124,693 and represents 2.0% of net assets

4(2) Commercial paper exempt from registration under Section 4(2) of the Securities Act of 1933 and may be resold in transactions exempt from registration only to dealers in that program or other "accredited investors" -- total value of such securities at period-end amounts to $2,621,676 and represents 42.9% of net assets

HEFA Health & Educational Facility Authority

MBIA MBIA Insurance Corp.

VR   Variable Rate

VRDN Variable-Rate Demand Note

The accompanying notes are an integral part of these financial statements.

++Restricted Securities
--------------------------------------------------------------------------------
(Amounts in 000s)

The fund may invest in securities that cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules. The total restricted securities (excluding 144A issues) at period-end amounts to $185,000 and represents 3.0% of net assets.

                                               Acquisition          Acquisition
Description                                           Date                 Cost
--------------------------------------------------------------------------------

Allstate Life Insurance, VR, 1.932%, 9/1/05         2/2/04      $        10,000

Allstate Life Insurance, VR, 2.052%, 9/1/05         7/2/04               15,000

GE Life & Annuity, VR, 1.97%, 1/12/05              3/12/04               25,000

ING Annuity & Life, 2.137%, 12/10/04               11/8/04               40,000

ING Annuity & Life, 2.23%, 1/24/05                11/26/04               20,000

New York Life Insurance, VR, 2.09%,
12/10/04                                          12/12/03               35,000

Transamerica Occidential Life, VR, 2.14%,
1/3/06                                             11/1/04               40,000
                                                                ---------------
Totals                                                          $       185,000
                                                                ---------------

The fund has registration rights for certain restricted securities held as of November 30, 2004. Any costs related to such registration are borne by the issuer.

T. Rowe Price Reserve Investment Fund
--------------------------------------------------------------------------------
Unaudited                                                      November 30, 2004

Statement of Assets and Liabilities
--------------------------------------------------------------------------------
(In thousands except share and per share amounts)

Assets

Investments in securities, at value
(cost $6,185,328)                                          $          6,185,328

Other assets                                                             32,677

Total assets                                                          6,218,005

Liabilities

Total liabilities                                                       100,660

NET ASSETS                                                 $          6,117,345
                                                           --------------------

Net Assets Consist of:

Undistributed net investment income (loss)                                    1

Undistributed net realized gain (loss)                                      563

Paid-in-capital applicable to 6,116,604,950
shares of $0.0001 par value capital stock
outstanding; 7,000,000,000 shares of the
Corporation authorized                                                6,116,781

NET ASSETS                                                 $          6,117,345
                                                           --------------------

NET ASSET VALUE PER SHARE                                  $               1.00
                                                           --------------------


The accompanying notes are an integral part of these financial statements.

T. Rowe Price Government Reserve Investment Fund
--------------------------------------------------------------------------------
Unaudited                                                            11/30/2004


PORTFOLIO OF INVESTMENTS (1)                         $ Par                Value
--------------------------------------------------------------------------------
(Amounts in 000s)

REPURCHASE AGREEMENTS*   84.0%

ABN Amro, Tri-Party, Dated 11/30/04, 1.95%
Delivery Value of $105,006 on 12/1/04              105,000              105,000

Barclays Capital, Tri-Party, Dated 11/30/04,
1.93% Delivery Value of $58,003 on 12/1/04          58,000               58,000

Citigroup Global Markets, Tri-Party, Dated
11/30/04, 1.92% Delivery Value of $58,003
on 12/1/04                                          58,000               58,000

Credit Suisse First Boston, Tri-Party,
Dated 11/30/04, 1.96% Delivery Value of
$125,007 on 12/1/04                                125,000              125,000

Deutsche Bank Securities, Tri-Party, Dated
11/30/04, 1.95% Delivery Value of $150,008
on 12/1/04                                         150,000              150,000

Goldman Sachs, Tri-Party, Dated 11/30/04,
1.92% Delivery Value of $53,821 on 12/1/04          53,819               53,820

J.P. Morgan Chase Bank, Tri-Party, Dated
11/30/04, 1.93% Delivery Value of $58,003
on 12/1/04                                          58,000               58,000

Merrill Lynch, Tri-Party, Dated 11/30/04,
1.94% Delivery Value of $58,003 on 12/1/04          58,000               58,000

Morgan Stanley & Co., Tri-Party, Dated
11/30/04, 1.92% Delivery Value of $58,003
on 12/1/04                                          58,000               58,000

UBS Investment Bank, Tri-Party, Dated
11/30/04, 1.96% Delivery Value of $200,011
on 12/1/04                                         200,000              200,000

Wachovia Securities, Tri-Party, Dated
11/30/04, 1.93% Delivery Value of $58,003
on 12/1/04                                          58,000               58,000

Total Repurchase Agreements* (Cost  $981,820)                           981,820

U.S. TREASURY OBLIGATIONS 15.9%

U.S. Treasury Bills
  1.52%, 12/9/04                                    20,000               19,993

  1.64%, 1/13/05                                    20,000               19,961

  1.929%, 12/16/04                                  75,000               74,940

U.S. Treasury Notes
  1.625%, 9/30 - 10/31/05                           35,000               34,777

  2.00%, 8/31/05                                    20,000               20,000

  5.75%, 11/15/05                                   15,000               15,452

Total U.S. Treasury Obligations (Cost  $185,123)                        185,123

Total Investments in Securities

99.9% of Net Assets (Cost $1,166,943)                              $  1,166,943
                                                                   ------------

(1)  Denominated in U.S. dollars unless otherwise noted

* Collateralized by U.S. government securities valued at $1,043,819 at November 30, 2004 - See Note 2.

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Government Reserve Investment Fund
--------------------------------------------------------------------------------
Unaudited                                                     November 30, 2004

Statement of Assets and Liabilities
--------------------------------------------------------------------------------
(In thousands except share and per share amounts)

Assets

Investments in securities, at value (cost $1,166,943)      $          1,166,943

Other assets                                                              1,680

Total assets                                                          1,168,623

Liabilities

Total liabilities                                                            12

NET ASSETS                                                 $          1,168,611
                                                           --------------------

Net Assets Consist of:

Undistributed net investment income (loss)                                    1

Undistributed net realized gain (loss)                                      (16)

Paid-in-capital applicable to 1,168,441,610 shares of
$0.0001 par value capital stock outstanding;
7,000,000,000 shares of the Corporation authorized                    1,168,626

NET ASSETS                                                 $          1,168,611
                                                           --------------------

NET ASSET VALUE PER SHARE                                  $               1.00
                                                           --------------------


The accompanying notes are an integral part of these financial statements.

T. Rowe Price Reserve Investment Fund
--------------------------------------------------------------------------------
Unaudited

Statement of Operations
--------------------------------------------------------------------------------
($ 000s)
                                                                       6 Months
                                                                          Ended
                                                                       11/30/04
Investment Income (Loss)

Interest income                                            $             43,876

Expenses
  Custody and accounting                                                     96

  Legal and audit                                                            11

  Directors                                                                   6

  Shareholder servicing                                                       1

  Miscellaneous                                                              11

  Total expenses                                                            125

  Expenses paid indirectly                                                  (14)

  Net expenses                                                              111

Net investment income (loss)                                             43,765

Realized Gain (Loss)

Net realized gain (loss) on securities                                      (37)

INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS                                     $             43,728
                                                           --------------------


The accompanying notes are an integral part of these financial statements.

T. Rowe Price Government Reserve Investment Fund
--------------------------------------------------------------------------------
Unaudited

Statement of Operations
--------------------------------------------------------------------------------
($ 000s)
                                                                       6 Months
                                                                          Ended
                                                                       11/30/04
Investment Income (Loss)

Interest income                                            $              6,692

Expenses
  Custody and accounting                                                     45

  Legal and audit                                                             7

  Directors                                                                   3

  Miscellaneous                                                               3

  Total expenses                                                             58

Net investment income (loss)                                              6,634

Realized Gain (Loss)

Net realized gain (loss) on securities                                      (11)

INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS                                     $              6,623
                                                           --------------------


The accompanying notes are an integral part of these financial statements.

T. Rowe Price Reserve Investment Fund
--------------------------------------------------------------------------------
Unaudited

Statement of Changes in Net Assets
--------------------------------------------------------------------------------
($ 000s)
                                                  6 Months                 Year
                                                     Ended                Ended
                                                  11/30/04              5/31/04
Increase (Decrease) in Net Assets

Operations
  Net investment income (loss)             $        43,765      $        53,045

  Net realized gain (loss)                             (37)                  58

  Increase (decrease) in net assets
  from operations                                   43,728               53,103

Distributions to shareholders
  Net investment income                            (43,765)             (53,045)

Capital share transactions*
  Shares sold                                   13,045,287           22,031,192

  Distributions reinvested                          43,462               52,599

  Shares redeemed                              (12,066,557)         (20,716,723)

  Increase (decrease) in net assets
  from capital share transactions                1,022,192            1,367,068

Net Assets

Increase (decrease) during period                1,022,155            1,367,126

Beginning of period                              5,095,190            3,728,064

End of period                              $     6,117,345      $     5,095,190
                                           ---------------      ---------------

(Including undistributed net investment income of $1 at 11/30/04 and $1 at 5/31/04)


* Capital share transactions at net asset value of $1.00 per share



The accompanying notes are an integral part of these financial statements.

T. Rowe Price Government Reserve Investment Fund
--------------------------------------------------------------------------------
Unaudited

Statement of Changes in Net Assets
--------------------------------------------------------------------------------
($ 000s)
                                                  6 Months                 Year
                                                     Ended                Ended
                                                  11/30/04              5/31/04
Increase (Decrease) in Net Assets

Operations
  Net investment income (loss)             $         6,634      $        11,062

  Net realized gain (loss)                             (11)                  (5)

  Increase (decrease) in net
  assets from operations                             6,623               11,057

Distributions to shareholders
  Net investment income                             (6,634)             (11,062)

Capital share transactions*
  Shares sold                                    2,287,529            4,586,712

  Distributions reinvested                           6,637               11,024

  Shares redeemed                               (1,869,585)          (4,931,041)

  Increase (decrease) in net assets from
  capital share transactions                       424,581             (333,305)

Net Assets

Increase (decrease) during period                  424,570             (333,310)

Beginning of period                                744,041            1,077,351

End of period                              $     1,168,611      $       744,041
                                           ---------------      ---------------

(Including undistributed net investment income of $1 at 11/30/04 and $1 at 5/31/04)


* Capital share transactions at net asset value of $1.00 per share


The accompanying notes are an integral part of these financial statements.

T. Rowe Price Reserve Investment Funds, Inc.
--------------------------------------------------------------------------------
Unaudited                                                      November 30, 2004

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

T. Rowe Price Reserve Investment Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the Act) as a diversified, open-end management investment company. T. Rowe Price Reserve Investment Fund (Reserve
Fund) and T. Rowe Price Government Reserve Investment Fund (Government Reserve
Fund) are two portfolios (collectively, the Reserve Investment Funds) established by the corporation and both commenced operations on August 25, 1997.

The Reserve Investment Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by T. Rowe Price Associates (Price Associates) and/or its affiliates, and are not available for direct purchase by members of the public. The Reserve Investment Funds seek preservation of capital, liquidity, and, consistent with these goals, the highest possible current income.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management.

Valuation
Each fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Securities are valued at amortized cost. Investments for which such valuation procedures are inappropriate or deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the funds' Board of Directors. In the course of making a good faith determination of a security's fair value, the fund reviews a variety of factors, including market and trading trends and the value of comparable securities, such as unrestricted securities of the same issuer.

Expenses Paid Indirectly
Credits earned on temporarily uninvested cash balances at the custodian are used to reduce a fund's custody charges. Custody expense in the accompanying statement of operations is presented before reduction for credits, which totaled $14,000 for the six months ended November 30, 2004 for the Reserve Fund.

Other
Income and expenses are recorded on the accrual basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Distributions to shareholders are recorded on the ex-dividend date. In the normal course of business, the fund enters into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is dependent on claims that may be made against the fund in the future and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

NOTE 2 - INVESTMENT TRANSACTIONS

Repurchase Agreements
All repurchase agreements are fully collateralized by U.S. government securities. Collateral is in the possession of the fund's custodian or, for tri-party agreements, the custodian designated by the agreement. Collateral is evaluated daily to ensure that its market value exceeds the delivery value of the repurchase agreements at maturity. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its value and a possible loss of income or value if the counterparty fails to perform in accordance with the terms of the agreement.

Restricted Securities
The funds may invest in securities that are subject to legal or contractual restrictions on resale. Although certain of these securities may be readily sold, for example, under Rule 144A, others may be illiquid, and their sale may involve substantial delays and additional costs, and prompt sale at an acceptable price may be difficult.


NOTE 3 - FEDERAL INCOME TAXES

No provision for federal income taxes is required since each fund intends to continue to qualify as a regulated investment company and distribute to shareholders all of its taxable income and gains. Federal income tax regulations differ from generally accepted accounting principles; therefore, distributions determined in accordance with tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of November 30, 2004.

At November 30, 2004, the cost of investments for federal income tax purposes was $6,185,328,000 and $1,166,943,000 for the Reserve Fund and the Government Reserve Fund, respectively.

NOTE 4 - RELATED PARTIES

Price Associates is a wholly owned subsidiary of T. Rowe Price Group and is the investment manager for the Reserve and Government Reserve Funds. Price Associates or T. Rowe Price International, Inc. (Price International), a wholly owned subsidiary of Price Associates, also provides investment management services to all shareholders of the Reserve Investment Funds. The Reserve Investment Funds pay no management fees; however, Price Associates or Price International receives management fees from the mutual funds and other accounts invested in the Reserve and Government Reserve Funds. Certain officers and directors of the Reserve and Government Reserve Funds are also officers and directors of Price Associates and its subsidiaries, and of those invested in the Reserve Investment Funds.

Pursuant to various service agreements, Price Associates and its wholly owned subsidiaries provide shareholder and administrative, transfer and dividend disbursing, accounting, and certain other services to the Reserve Investment Funds. For the six months ended November 30, 2004, expenses incurred by the Reserve Fund pursuant to these service agreements were $42,000 for Price Associates. At period-end, a total of $7,000 of these expenses was payable. For the six months ended November 30, 2004, expenses incurred by the Government Reserve Fund pursuant to these service agreements were $32,000 for Price Associates. At period-end, a total of $5,000 of these expenses was payable.


NOTE 5 - INTERFUND LENDING

Pursuant to the Reserve Fund's prospectus, the fund may lend up to 33 1/3% of its total assets. The Reserve Fund is party to an interfund borrowing agreement between itself and other T. Rowe Price-sponsored mutual funds, which permits it to lend cash at rates beneficial to both the borrowing and lending funds. Loans totaling 10% or more of a borrowing fund's total assets are collateralized at 102% of the value of the loan; loans of less than 10% are unsecured. During the six months ended November 30, 2004, the Reserve Fund made loans to other funds on 18 days, in the average amount of $13,378,000, and at an average annual rate of 1.736%. The fund earned $11,000 on interfund loans during the six months ended November 30, 2004, which is included in interest income in the accompanying statement of operations. There were no loans outstanding at November 30, 2004.


Item 2.  Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant's annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant's most recent fiscal half-year.

Item 3.  Audit Committee Financial Expert.

Disclosure required in registrant's annual Form N-CSR.

Item 4.  Principal Accountant Fees and Services.

Disclosure required in registrant's annual Form N-CSR.

Item 5.  Audit Committee of Listed Registrants.

Not applicable.

Item 6.  Schedule of Investments.

Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11.  Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no change in the registrant's internal control over financial reporting that occurred during the registrant's second fiscal quarter covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12.  Exhibits.

(a)(1) The registrant's code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant's annual Form N-CSR.

     (2) Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

     (3) Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b) A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.


                                   SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Reserve Investment Funds, Inc.


By       /s/ James S. Riepe
         -----------------------------------
         James S. Riepe
         Principal Executive Officer

Date     January 14, 2005


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By       /s/ James S. Riepe
         -----------------------------------
         James S. Riepe
         Principal Executive Officer

Date     January 14, 2005



By       /s/ Joseph A. Carrier
         -----------------------------------
         Joseph A. Carrier
         Principal Financial Officer

Date     January 14, 2005